Reed Smith LLP 599 Lexington Avenue New York, NY 10022 +1 212 521 5400 Fax +1 212 521 5450 reedsmith.com

December 31, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

RE: Ritter Pharmaceuticals, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Ritter Pharmaceuticals, Inc. (the “Company”), we have submitted for filing via the Commission’s EDGAR system a Registration Statement on Form S-1 relating to the sale of up to 1,577,699 shares of the Company’s common stock by Aspire Capital Fund, LLC.

The requisite filing fee for the Registration Statement has been wired to the Commission’s account.

Please direct any questions concerning the Registration Statement to me at (212) 549-0216 or, in my absence, to David T. Mittelman at (415) 659-5943.

Very truly yours,

/s/ Wendy A. Grasso
Wendy A. Grasso

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